Consolidated Statements of Income $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / EquityInstruments	Dec. 31, 2021 MXN ($) $ / EquityInstruments	Dec. 31, 2020 MXN ($) $ / EquityInstruments
Consolidated Statements of Income
Revenues	$ 75,526,609	$ 73,915,432	$ 70,680,227
Cost of revenues	48,807,606	46,653,598	45,220,302
Selling expenses	9,422,916	8,099,607	8,414,382
Administrative expenses	12,061,932	12,189,542	11,216,013
Income before other income or expense	5,234,155	6,972,685	5,829,530
Other (expense) income, net	(815,565)	3,716,237	628,622
Operating income	4,418,590	10,688,922	6,458,152
Finance expense	(11,357,273)	(12,478,039)	(10,502,529)
Finance income	2,151,109	560,026	4,853,102
Finance expense, net	(9,206,164)	(11,918,013)	(5,649,427)
Share of (loss) income of associates and joint ventures, net	(7,378,249)	3,671,030	(5,739,668)
(Loss) income before income taxes	(12,165,823)	2,441,939	(4,930,943)
Income tax benefit (expense)	1,227,462	(1,673,054)	(858,895)
Net(loss) income from continuing operations	(10,938,361)	768,885	(5,789,838)
Income from discontinued operations,net	56,222,185	6,585,900	6,092,662
Net income	45,283,824	7,354,785	302,824
Net income (loss) attributable to:
Stockholders of the Company	44,712,180	6,055,826	(1,250,342)
Non-controlling interests	571,644	1,298,959	1,553,166
Net income	$ 45,283,824	$ 7,354,785	$ 302,824
Basic earnings (loss) per CPO attributable to stockholders of the Company:
Continuing operations | $ / EquityInstruments	(4.06)	(0.16)	(2.34)
Discontinued operations | $ / EquityInstruments	19.86	2.33	1.90
Total | $ / EquityInstruments	15.80	2.17	(0.44)
Diluted earnings (loss) per CPO attributable to stockholders of the Company:
Continuing operations | $ / EquityInstruments	(4.06)	(0.16)	(2.34)
Discontinued operations | $ / EquityInstruments	19.86	2.33	1.90
Total | $ / EquityInstruments	15.80	2.17	(0.44)